Organization and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Segments	Jun. 26, 2014	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class A [Member]	Jun. 30, 2014 Sanchez Energy Partners I [Member] Common Class A [Member]	Aug. 09, 2013 Sanchez Energy Partners I [Member] Common Class B [Member]	Jun. 30, 2014 Sanchez Energy Partners I [Member] Common Class B [Member]	Dec. 31, 2013 Constellation Energy Partners Management Common Class A [Member]	Jun. 30, 2014 Constellation Energy Partners Management Common Class B [Member]	Dec. 31, 2013 Constellation Energy Partners Management Common Class B [Member]
Organization [Line Items]
Units owned by third party			1,130,512	484,505	4,724,407	5,139,345	484,505	4,282,500	5,918,894
Units owned by third party, percentage of total shares			70.00%	100.00%	16.60%	17.80%	30.00%	14.90%
Amount paid for repurchased shares		$ 1.65
Number of business segments	1